UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04917

Morgan Stanley Mortgage Securities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	October 31, 2009

Date of reporting period:	July 31, 2009

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  July 31, 2009  (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS	DESCRIPTION AND MATURITY DATE	COUPON RATE		VALUE
	U.S. Government Agencies - Mortgage-Backed Securities (97.3%)
	Federal Home Loan Mortgage Corp. (15.5%)
$3,899	05/01/23-01/01/36	4.50%		$3,966,191
4,138	01/01/37	5.00		4,248,018
989	01/01/36-12/01/36	5.50		1,026,537
1,625	(a)	5.50		1,683,144
1,700	(a)	6.00		1,781,547
325	(a)	6.50		346,684
1,009	08/01/16-01/01/21	9.50		1,122,613
776	04/01/16-10/01/21	10.00		870,124
39	02/01/16-12/01/17	10.50		43,316
45	05/01/20	11.00		47,585
				15,135,759
	Federal Home Loan Mortgage Corp. (PC) Gold (13.9%)
7,629	08/01/35-07/01/38	5.00		7,822,194
3,211	11/01/37	5.50		3,329,509
1,125	04/01/36-03/01/38	6.00		1,180,328
406	06/01/29-09/01/33	6.50		436,517
546	04/01/20-08/01/32	7.50		609,514
229	02/01/23-07/01/31	8.00		259,295
				13,637,357
	Federal Home Loan Mortgage Corp. Strips (c) (0.1%)
385	208 06/01/30 (IO)	7.00		59,323
342	206 12/01/29 (IO)	7.50		55,619
				114,942
	Federal National Mortgage Assoc. (62.7%)
181	11/01/23	4.50		185,532
5,600	(a)	4.50		5,666,453
3,258	12/01/35-03/01/39	5.00		3,341,762
2,300	(a)	5.00		2,353,546
21,097	11/01/36-11/01/38	5.50		21,902,320
6,111	01/01/37-07/01/38	6.00		6,416,854
11,700	(a)	6.00		12,264,889
3,557	01/01/27-12/01/33	6.50		3,841,184
2,700	(a)	6.50		2,887,736
53	07/01/23-06/01/32	7.00		58,634
433	01/01/30-01/01/32	7.50		482,332
388	08/01/24-02/01/32	8.00		438,891
35	01/01/22-04/01/25	8.50		39,324
1,027	09/01/19-04/01/30	9.50		1,132,169
17	03/01/16	9.75		18,467
301	04/01/13-02/01/25	10.00		333,056
				61,363,149
	Federal National Mortgage Assoc. Strips (0.2%)
314	289 11/01/27 (IO) (c)	7.00		58,251
317	306 05/01/30 (IO)	8.00		51,328
272	307 06/01/30 (IO)	8.00		43,638
338	267 10/01/24 (IO)	8.50		49,746
				202,963
	Government National Mortgage Assco.(4.8%)
2,350	(a)	4.50		2,367,625
475	(a)	5.00		487,692
482	08/15/25-05/15/29	6.50		521,895
6	06/15/29	7.50		7,062
316	10/15/19-09/15/24	8.50		361,064
28	05/15/16-11/15/20	10.00		31,455
814	04/15/21	11.00		918,673
				4,695,466
	Government National Mortgage Assco. II (0.1%)
104	05/20/30	8.00		118,210

	Total U.S. Government Agencies - Mortgage-Backed Securities (Cost $92,960,685)			95,267,846

	Asset-Backed Securities (1.4%)
358	BMW Vehicle Lease Trust
	2009-1 A2 06/15/10	0.792		358,326
195	Capital Auto Receivables Asset Trust
	2006-2 A3B 05/15/11	0.348	(d)	194,573
289	John Deere Owner Trust
	2009-A A1 07/02/10	1.131		289,290
448	Nissan Auto Lease Trust
	2009-A A1 06/15/10	1.043		448,627
6	Residential Asset Mortgage Products

	2006-RZ3 A1 08/25/36	0.384	(d)	6,378
118	SLM Student Loan Trust
	2007-3 A1 10/27/14	1.082	(d)	117,093

	Total Asset-Backed Securities (Cost $1,412,417)			1,414,287

	Collateralized Mortgage Obligations (2.4%)
	U.S. Government Agencies (0.8%)
	Federal National Mortgage Assoc.
749	1996-46 FC 12/25/23	1.512	(d)	756,474
270	2001-4 SA 02/17/31 (IO) (c)	6.588	(d)	21,341

	Total U.S. Government Agencies			777,815

	Private Issues (1.6%)
	American Home Mortgage Investment Trust
139	2005-1 1A 04/25/44	0.635	(d)	109,608
763	2005-4 3A3 11/25/45	0.725	(d)	94,416
	Countrywide Alternative Loan Trust
93	2005-44 1A2A 10/25/35	0.575	(d)	86,359
72	2006-OA2 A2A 05/20/46	0.439	(d)	61,007
	Countrywide Home Loans
513	2005-11 4A1 04/25/35	0.555	(d)	251,154
	DSLA Mortgage Loan Trust
1,300	2005-AR4 2A2 08/19/45	1.443	(d)	216,848
	Structured Asset Mortgage Investments Inc
438	2005-AR2 2A1 05/25/45	0.515	(d)	218,487
	Washington Mutual Mortgage Pass-Through Certificates
396	2005-AR6 2AB2 04/25/45	0.555	(d)	160,076
688	2005-AR8 2AB3 07/25/45	0.645	(d)	184,586
3	2005-AR13 A1B1 10/25/45	0.574	(d)	3,380
1,325	2006-AR5 A1B3 06/25/46	0.635	(d)	208,872

	Total Private Issues			1,594,793

	Total Collateralized Mortgage Obligations (Cost $2,563,440)			2,372,608

	Commercial Mortgage-Backed Securities (0.7%)
300	Citigroup Commercial Mortgage Trust
	2006-C4 A3 03/15/49	5.725	(d)	287,818
300	Greenwich Capital Commercial Funding Corp.
	2007-GG9 A4 03/10/39	5.444		255,645
110	LB-UBS Commercial Mortgage Trust
	2006-C1 A4 02/15/31	5.156		99,728

	Total Commercial Mortgage-Backed Securities (Cost $612,004)			643,191

NUMBER OF
CONTRACTS
Call Options Purchased (0.0%)
186	EUROS 2 YA MID-CRV September /2009 @97.75 (Cost $142,318)	6,975

PRINCIPAL
AMOUNT IN		COUPON
THOUSANDS		RATE
	Short-Term Investments (53.9%)
	U.S. Government Agencies & Obligations (e) (28.6%)
	Federal Home Loan Mortgage Corp. (g)
$4,000	08/25/09	0.16%	3,999,573
	Federal National Mortgage Assoc.
7,000	08/10/09	0.0001	6,999,888
3,500	08/05/09 (g)	0.18	3,499,986
	U.S. Treasury Bills
1,000	08/20/09 (g)	0.14	999,926
3,000	09/15/09 (g)	0.1445	2,999,458
2,000	08/06/09 (g)	0.1605	1,999,955
2,000	09/15/09 (g)	0.1615	1,999,596
5,300	10/08/09 (g)	0.1745	5,298,305
155	05/15/09 (b)	0.27	154,883

	Total U.S. Government Agencies & Obligations (Cost $27,951,292)		27,951,570

	Securities held as Collateral on Loaned Securities (b) (21.4%)
	Repurchase Agreements (4.5%)
3,251	Bank of America Securities LLC (0.21% dated 7/31/09, due 08/03/09; proceeds $3,250,597; fully collateralized by Federal Home Loan Mortgage Corp., 5.00% due 03/01/35; valued at $3,315,647)		3,250,578

1,166	Citigroup Global Markets Inc. (0.54%, dated 7/31/09, due 08/03/09; proceeds $1,166,455; fully collateralized by exchange traded fund at the date of this Portfolio of Investments as follows: Diamonds Trust; valued at $1,224,763)		1,166,420

	Total Repurchase Agreements (Cost $4,416,998)		4,416,998

NUMBER OF
SHARES (000)
	Investment Company (f) (16.9%)
16,564	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $16,564,402)		16,564,402

	Total Securities held as Collateral on Loaned Securities (Cost $20,981,400)		20,981,400

	Investment Company (f) (3.8%)
3,763	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $3,762,123)		3,762,123

	Total Short-Term Investments (Cost $52,694,815)		52,695,093

	Total Investments (Cost $150,385,679) (h) (i)	155.7%	152,400,000
	Total Written Options Outstanding (Premium received $18,439)	(0.0)	(969)
	Liabilities in Excess of Other Assets	(55.7)	(54,543,716)
	Net Assets	100.0%	$97,855,315

IO	Interest Only Security.
(a)	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.
(b)	A portion of this security has been physically segregated in connection with open futures contracts.
(c)

Securities with a total market value equal to $58,251 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Such fair value measurements may be level 2 measurements if observable inputs are available.

(d)	Floating rate security, rate shown is the rate in effect at July 31, 2009.
(e)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(f)

The Fund invests in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser, both directly, and as a portion of the securities held as collateral on loaned securities. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class.

(g)

The values of loaned securities and related cash collateral outstanding at July 31, 2009 were $20,566,863 and $20,981,400, respectively, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(h)	Securities have been designated as collateral in connection with open futures.
(i)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Mortgage Securities Trust

Options Written at July 31, 2009:

NUMBER OF		STRIKE	EXPIRATION
CONTRACTS	DESCRIPTION,	PRICE	DATE	PREMIUM	VALUE

155	EUROS 2 YA MID-CRV	$98.50	September 2009	$18,439	$969

Morgan Stanley Mortgage Securities Trust

Futures Contracts Open at July 31, 2009:

				UNREALIZED
NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	APPRECIATION
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	(DEPRECIATION)
9	Long	U.S. Treasury Notes 2 Year, September 2009	$1,949,203	$(1,810)
10	Long	U.S. Treasury Notes 10 Year, September 2009	1,172,813	10,603
28	Short	U.S. Treasury Notes 5 Year, September 2009	(3,230,719)	(17,557)
	Net Unrealized Depreciation			$(8,764)

Morgan Stanley Mortgage Securities Trust

Notes to the Portfolio of Investments

SFAS 157 Disclosure

7/31/2009

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective November 1, 2008.  In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed baed on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 — unadjusted quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with  investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s investments carried at value:

	Fair Value Measurements at July 31, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)
Assets:
Long-Term Investments
Mortgage-Backed Securities - US Government Agencies	$95,267,846	—	$95,209,595	$58,251
Asset-Backed Securities	1,414,287	—	1,414,287	—
Collateralized Mortgage Obligations - US Gov Agencies	777,815	—	777,815	—
Collateralized Mortgage Obligations - Private Issuers	1,594,793	—	1,594,793
Commercial Mortgage Backed Securities	643,191	—	643,191	—
Total Long-Term Investments	99,697,932	—	99,639,681	58,251
Short-Term Investments
US Government Agencies & Obligations	27,951,570	—	27,951,570	—
Repurchase Agreements	4,416,998	—	4,416,998	—
Investment Company	20,326,525	$20,326,525	—	—
Total Short-Term Investments	52,695,093	20,326,525	32,368,568	—
Futures	10,603	10,603	—	—
Options	6,975	6,975	—	—
Total	$152,410,603	$20,344,103	$132,008,249	$58,251
Liabilities:
Futures	(19,367)	(19,367)	—	—
Options	(969)	(969)	—	—
Total	$(20,336)	$(20,336)	—	—

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in
Securities

Beginning Balance	$4,305,345
Net purchases (sales)	(3,029,668)
Transfers in and/or out	(146,449)
Change in unrealized appreciation/depreciation	8,692,250
Realized gains (losses)	(9,763,227)
Ending Balance	$58,251

Net change in unrealized appreciation/ depreciation from investments still held as of July 31, 2009	$6,253

Valuation of Investments — (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees. The prices provided by a pricing service take into account broker dealer market price quotations for trading similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the market quotations are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees; (5) interest rate/ credit default swaps are marked-to-market daily based upon quotations from market makers; (6) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund’s in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mortgage Securities Trust

/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
September 17, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 17, 2009